SCHEDULE OF MATURITIES OF LEASE OBLIGATIONS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Operating Leases
2024	$ 119,801	$ 139,875
2025	104,701	110,420
2026	42,953	95,408
2027	5,823	42,703
2027		5,789
Thereafter
Total lease payment	378,509	394,195
Less: Imputed interest	(20,693)	(22,352)
Operating lease obligations	357,816	$ 371,843
2023 (remaining)	$ 105,231